Note 13 - Commitments and Contingencies - Schedule of Time Charter Arrangements (Details) $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 420,794
2022	334,921
2023	315,996
2024	315,995
2025	256,702
2026 and thereafter	375,881
Total	$ 2,020,289